Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional fees	$ 2,406	$ 481
Accrued compensation and benefits	1,105	1,840	$ 1,066
Accrued financing costs	31	194
Other	123	193
Other		87	130
Accrued and other current liabilities	$ 3,665	2,708	1,446
Accrued professional fees		481	18
Accrued financing costs		194	0
Accrued tax payable		106	145
Deferred rent		$ 0	$ 87